Other obligations - Summary of movement in the Other obligations obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of detailed information about Long-Term Obligation [Line Items]
Beginning balance		$ 7,987
Accretion expense	$ 334	179
Payments	(5,000)	(3,500)
Current portion	0	4,666
Commercialization rights- Trogarzo® North American Territory
Disclosure of detailed information about Long-Term Obligation [Line Items]
Beginning balance		3,417
Accretion expense	0	83
Payments	0	(3,500)
Current portion	0
Commercialization rights- Trogarzo®European Territory
Disclosure of detailed information about Long-Term Obligation [Line Items]
Beginning balance		4,570
Accretion expense	334	96
Payments	(5,000)
Current portion	$ 0	$ 4,666